UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $67,948 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMAX INC                    COM              00826A109     1074   107500 SH       DEFINED                         107500
ALLOS THERAPEUTICS INC         COM              019777101     7923  1294641 SH       DEFINED                        1294641
ALTUS PHARMACEUTICALS INC      COM              02216N105      429   809295 SH       DEFINED                         809295
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     5836   205200 SH       DEFINED                         205200
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     1726    97000 SH CALL  DEFINED                          97000
BOSTON SCIENTIFIC CORP         COM              101137107     5503   711000 SH       DEFINED                         711000
CARDIOME PHARMA CORP           COM NEW          14159U202     4425   972632 SH       DEFINED                         972632
COVIDIEN LTD                   COM              G2552X108     2066    57000 SH       DEFINED                          57000
INCYTE CORP                    COM              45337C102     3410   899612 SH       DEFINED                         899612
ISHARES TR                     DJ HEALTH CARE   464288828     2531    70800 SH       DEFINED                          70800
LEMAITRE VASCULAR INC          COM              525558201     1480   641159 SH       DEFINED                         641159
MICRUS ENDOVASCULAR CORP       COM              59518V102     1104    95100 SH       DEFINED                          95100
NMT MED INC                    COM              629294109      294   312370 SH       DEFINED                         312370
NORTHSTAR NEUROSCIENCE INC     COM              66704V101      847   699616 SH       DEFINED                         699616
NXSTAGE MEDICAL INC            COM              67072V103     1443   540493 SH       DEFINED                         540493
NXSTAGE MEDICAL INC            COM              67072V103     1009   377778 SH       DEFINED                         377778
ORTHOFIX INTL N V              COM              N6748L102     4374   285310 SH       DEFINED                         285310
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1808   312200 SH       DEFINED                         312200
ST JUDE MED INC                COM              790849103     1447    43900 SH       DEFINED                          43900
THORATEC CORP                  COM NEW          885175307     5052   155500 SH       DEFINED                         155500
TOMOTHERAPY INC                COM              890088107      519   218126 SH       DEFINED                         218126
WRIGHT MED GROUP INC           COM              98235T107     6007   294013 SH       DEFINED                         294013
XENOPORT INC                   COM              98411C100     5701   227297 SH       DEFINED                         227297
ZIMMER HLDGS INC               COM              98956P102     1940    48000 SH       DEFINED                          48000